Contingencies And Other Disclosures	12 Months Ended
Dec. 31, 2014
[CommitmentsAndContingenciesDisclosureAbstract]
Contingencies And Other Disclosures

Note 18 – Contingencies and Other Disclosures

Contingencies

General

Contingent liabilities arise in the ordinary course of business. Often they are related to lawsuits, arbitration, mediation, and other forms of litigation. Various litigation matters are threatened or pending against FHN and its subsidiaries. Also, FHN at times receives requests for information, subpoenas, or other inquiries from federal, state, and local regulators, from other government authorities, and from other parties concerning various matters relating to FHN’s current or former lines of business. Certain matters of that sort are pending at this time, and FHN is cooperating in those matters. Pending and threatened litigation matters sometimes are resolved in court or before an arbitrator, and sometimes are settled by the parties. Regardless of the manner of resolution, frequently the most significant changes in status of a matter occur over a short time period, often following a lengthy period of little substantive activity. In view of the inherent difficulty of predicting the outcome of these matters, particularly where the claimants seek very large or indeterminate damages, or where the cases present novel legal theories or involve a large number of parties, or where claims or other actions may be possible but have not been brought, FHN cannot reasonably determine what the eventual outcome of the pending matters will be, what the timing of the ultimate resolution of these matters may be, or what the eventual loss or impact related to each matter may be. FHN establishes loss contingency liabilities for litigation matters when loss is both probable and reasonably estimable as prescribed by applicable financial accounting guidance. A liability generally is not established when loss for a matter either is not probable or its amount is not reasonably estimable. If loss for a matter is probable and a range of possible loss outcomes is the best estimate available, accounting guidance requires a liability to be established at the low end of the range.

Disclosure in this Note is provided in respect of several types of matters. (a) Disclosure is provided for each matter as to which FHN has determined that material loss is probable, which can include matters for which material loss liability has been established as of period-end and matters for which the amount of loss is not reasonably estimable. (b) Disclosure of an aggregate range of reasonably possible loss ("RPL") associated with contingent liabilities is provided as to matters where there is more than a remote chance of an estimable, material loss outcome for FHN in excess of currently established loss liabilities, whether or not those established loss liabilities are material. Additional disclosure is provided for certain of those matters. (c) Disclosure is provided for several loss contingency litigation matters related to FHN's former mortgage securitizations not falling within loss categories (a) or (b).

Based on current knowledge, and after consultation with counsel, management is of the opinion that loss contingencies related to threatened or pending litigation matters should not have a material adverse effect on the consolidated financial condition of FHN, but may be material to FHN’s operating results for any particular reporting period depending, in part, on the results from that period.

Litigation – Loss Contingencies

As used in this Note, "material loss contingency matters" generally fall into at least one of the following categories: (i) FHN has determined material loss to be probable and has established a material loss liability in accordance with applicable financial accounting guidance, other than matters reported as having been substantially settled or otherwise substantially resolved; (ii) FHN has determined material loss to be probable but is not reasonably able to estimate an amount or range of material loss liability; or (iii) FHN has determined that material loss is not probable but is reasonably possible, and that the amount or range of that material loss is estimable. As defined in applicable accounting guidance, loss is reasonably possible if there is more than a remote chance of a material loss outcome for FHN. Set forth below are disclosures for certain pending or threatened litigation matters, including all matters mentioned in clauses (i) or (ii) and certain matters mentioned in (iii). In addition, certain other matters are discussed relating to FHN's former mortgage origination and servicing businesses. In all litigation matters discussed, unless settled or otherwise resolved, FHN believes it has meritorious defenses and intends to pursue those defenses vigorously.

FHN reassesses the liability for litigation matters each quarter as the matters progress. At December 31, 2014, the aggregate amount of liabilities established for all material loss contingency matters was $56.2 million. Of the matters discussed under the heading "First Horizon Branded Mortgage Securitization Litigation Matters" below, only the Charles Schwab suit is among those matters for which a liability has been established. The liabilities discussed in this paragraph are separate from those discussed under the heading "Established Repurchase Liability" below.

In each material loss contingency matter, except as otherwise noted, there is a more than slight chance that each of the following outcomes will occur: the plaintiff will substantially prevail; the defense will substantially prevail; the plaintiff will prevail in part; or the matter will be settled by the parties. At December 31, 2014, FHN estimates that for all material loss contingency matters, estimable reasonably possible losses in future periods in excess of currently established liabilities could aggregate in a range from zero to approximately $120 million. Of those matters discussed under the heading "First Horizon Branded Mortgage Securitization Litigation Matters," only the Charles Schwab and the two FDIC suits are included in that range.

As a result of the general uncertainties discussed above and the specific uncertainties discussed for each matter mentioned below, it is possible that the ultimate future loss experienced by FHN for any particular matter may materially exceed the amount, if any, of currently established liability for that matter. That possibility exists both for matters included in the RPL estimated range mentioned above and for matters not included in that range.

Certain Matters Included in Reasonably Possible Loss Range

Debit Transaction Sequencing Litigation Matter. FTBNA is a defendant in a putative class action lawsuit concerning overdraft fees charged in connection with debit card transactions. A key claim is that the method used to order or sequence the transactions posted each day was improper. The case is styled as Hawkins v. First Tennessee Bank National Association, before the Circuit Court for Shelby County, Tennessee, Case No. CT-004085-11. The plaintiff seeks actual damages of at least $5 million, unspecified restitution of fees charged, and unspecified punitive damages, among other things. FHN's estimate of reasonably possible loss for this matter is subject to significant uncertainties regarding: whether a class will be certified and, if so, the definition of the class; claims as to which no dollar amount is specified; the potential remedies that might be available or awarded; the ultimate outcome of potentially significant motions such as motions to dismiss, or for summary judgment; and the incomplete status of the discovery process.

RPL-Included First Horizon Branded Mortgage Securitization Litigation Matters. Several pending litigation matters are discussed under the heading "First Horizon Branded Mortgage Securitization Litigation Matters" below. For certain of those FHN has been able to estimate reasonably possible loss. Those estimable matters are the Charles Schwab, FDIC (NY), and FDIC (AL) cases. The estimates for those matters are included in the range of reasonably possible loss discussed above. The estimates are subject to significant uncertainties regarding: the dollar amounts claimed; the potential remedies that might be available or awarded; the outcome of any settlement discussions; the outcome of potentially significant motions; the availability of significantly dispositive defenses; the identity and value of assets that FHN may be required to repurchase to the extent asset repurchase is sought; the incomplete status of the discovery process; and the lack of precedent claims.

Certain Matters Not Included in Reasonably Possible Loss Range

RPL-Excluded First Horizon Branded Mortgage Securitization Litigation Matters. Several pending litigation matters are discussed under the heading "First Horizon Branded Mortgage Securitization Litigation Matters" below. For certain of those FHN has been able to estimate reasonably possible loss as mentioned in the preceding paragraph, and for others FHN has not. Those matters for which RPL currently is not estimable are the FHLB of San Francisco, Metropolitan Life, Royal Park, and Integra REC indemnity cases. FHN is unable to estimate a range of reasonably possible loss due to significant uncertainties regarding: claims as to which the claimant specifies no dollar amount; the potential remedies that might be available or awarded; the availability of significantly dispositive defenses such as statutes of limitations or repose; the outcome of potentially dispositive early-stage motions such as motions to dismiss; the identity and value of assets that FHN may be required to repurchase for those claims seeking asset repurchase; the incomplete status of the discovery process; the lack of a precise statement of damages; and lack of precedent claims.

Inquiry Regarding FHA-Insured Loans. Since second quarter 2012 FHN has been cooperating with the U.S. Department of Justice (“DOJ”) and the Office of the Inspector General for the Department of Housing and Urban Development ("HUD") in a civil investigation regarding compliance with requirements relating to certain residential mortgage loans insured by the Federal Housing Administration ("FHA"). HUD has reviewed a small sample of loans from the period being investigated. FHN has cooperated in the investigation, and discussions between the parties are continuing. The investigation could lead to a demand or claim under the federal False Claims Act and the federal Financial Institutions Reform, Recovery, and Enforcement Act of 1989, which allow treble and other special damages substantially in excess of actual losses. Currently FHN is not able to predict the eventual outcome of this matter. In anticipation of future substantive discussions between the parties, a liability has been established for this matter. However, FHN continues to be unable to estimate a range of reasonably possible loss in excess of established liabilities due to significant uncertainties regarding: the potential remedies, including any amount of enhanced damages, that might be available or awarded; the availability of significantly dispositive defenses; and the limited number of reported precedent claims and resolutions (involving other banking organizations) combined with a lack of underlying data connected with those resolutions.

The investigation has focused on loans originated by FHN on or after January 1, 2006. FHA-insured originations from January 1, 2006 through the August 31, 2008 divestiture of FHN's national mortgage platform totaled 47,817 loans with an aggregate original principal balance of $8.2 billion. The amount of FHA-insured originations each year declined substantially following the divestiture.

First Horizon Branded Mortgage Securitization Litigation Matters

Prior to September 2008 FHN originated and sold home loan products through various channels and conducted its servicing business under the First Horizon Home Loans and First Tennessee Mortgage Servicing brands. Those sales channels included the securitization of loans into pools held by trustees and the sale of the resulting securities, sometimes called “certificates,” to investors. These activities are discussed in more detail below under the heading “Legacy Home Loan Sales and Servicing.”

At the time this report is filed, FHN, along with multiple co-defendants, is defending several lawsuits brought by investors which claim that the offering documents under which certificates relating to First Horizon branded securitizations ("FH proprietary securitizations") were sold to them were materially deficient. The plaintiffs and venues of these suits are: (1) Charles Schwab Corp. in the Superior Court of San Francisco, California (Case No. 10-501610); (2) Federal Deposit Insurance Corporation ("FDIC") as receiver for Colonial Bank, in the U.S. District Court for the Middle District of Alabama (Case No. CV-12-791-WKW-WC); and (3) FDIC as a receiver for Colonial Bank, in the U.S. District Court for the Southern District of New York (Case No. 12 Civ. 6166 (LLS)(MHD)). The plaintiffs in the pending suits claim to have purchased certificates in a number of separate FH proprietary securitizations and demand that FHN repurchase their investments, or answer in damages or rescission, among other remedies sought.

In some of the pending suits underwriters are co-defendants and have demanded, under provisions in the applicable underwriting agreements, that FHN indemnify them for their expenses and any losses they may incur. In addition, FHN has received indemnity demands from underwriters in certain other suits as to which investors claim to have purchased senior certificates in FH proprietary securitizations. FHN has not been named a defendant in these suits, which FHN is defending indirectly as indemnitor. The plaintiffs and venues of these other suits are: (4) FHLB of San Francisco, in the Superior Court of San Francisco County, California (Case No. CGC-10-497840); (5) Metropolitan Life Insurance Co., in the Supreme Court of New York County, New York (No. 651360-2012); (6) Royal Park Invs. SA/NV, in the Supreme Court of New York County, New York (No. 652607-2012); and (7) Commonwealth of Virginia ex rel. Integra REC LLC, in the Circuit Court for the City of Richmond (No. CL14-399).

Details concerning the original purchase amounts and ending balances of the investments at issue in most of these pending suits, as to which FHN is a named defendant or as to which FHN has an agreement to indemnify an underwriter defendant, are set forth below. Information about the performance of the FH proprietary securitizations related to these suits is available in monthly reports published by the trustee for the securitization trusts. FHN believes that certain plaintiffs did not purchase the entire certificate in the securitizations in which they invested. Reporting by the trustee is at a certificate level and, as a result, ending certificate balances in the following table were adjusted to reflect FHN's estimate of the ending balance of each partial certificate purchased by these plaintiffs. Plaintiffs in the pending lawsuits claim to have purchased a total of $225.7 million of certificates and the purchase prices of the certificates subject to the indemnification requests total $331.4 million. “Senior” and “Junior” refer to the ranking of the investments in broad terms; in most cases the securitization provided for sub-classifications within the Senior or Junior groups. Excluded from the information above and the table below is information related to the Integra case. Although FHN is aware that one of its Alt-A securitizations from 2005 is at issue in Integra, FHN does not know which certificate(s), or portion(s) of certificate(s), are involved.

	Alt-A		Jumbo
(Dollars in thousands)	Senior	Junior	Senior	Junior
Vintage
Original Purchase Price:
2005	$200,117	$-	$30,000	$-
2006	77,906	-	-	-
2007	199,012	-	50,000	-
Total	$477,035	$-	$80,000	$-
Ending Balance per the December 25, 2014, trust statements:
2005	$51,564	$-	$10,342	$-
2006	33,066	-	-	-
2007	86,038	-	14,711	-
Total	$170,668	$-	$25,053	$-

If FHN were to repurchase certificates, it would recognize as a loss the difference between the amount paid (adjusted for any related litigation liability previously established) and the fair value of the certificates at that time.

The total ending certificate balance of the investments which are the subject of the current pending lawsuits was $195.7 million as reported on the December 25, 2014, trust statements, with approximately 85 percent of the remaining balances performing. Cumulative losses on the investments which are the subject of the remaining lawsuits, as reported on the trust statements, represent approximately 6 percent of the original principal amount underlying the certificates purchased. Ending certificate balances reflect the remaining principal balance on the certificates, after the monthly principal and interest distributions and after reduction for applicable cumulative and current realized losses. Recognized cumulative losses may not take into account all outstanding principal and interest amounts advanced by the servicer due to nonpayment by the borrowers; reimbursement of those advances to the servicer may increase cumulative losses. Losses often are reported by the trustee based on each certificate within a pool or group, which limits FHN’s ability to ascertain losses at the individual investor level.

As discussed below under “Legacy Home Loan Sales and Servicing,” similar claims may be pursued by other investors, and loan repurchase, make-whole, or indemnity claims may be pursued by securitization trustees or other parties to transactions seeking indemnity. At December 31, 2014, except for the Charles Schwab case, FHN had not recognized a liability for exposure for investment rescission or damages arising from the foregoing or other potential claims by investors that the offering documents under which the loans were securitized were materially deficient, nor for exposure for repurchase of loans arising from potential claims that FHN breached its representations and warranties made in FH proprietary securitizations at closing.

Legacy Home Loan Sales and Servicing

Overview

Prior to September 2008, as a means to provide liquidity for its legacy mortgage banking business, FHN originated loans through its legacy mortgage business, primarily first lien home loans, with the intention of selling them. Predominantly mortgage loans were intended to be sold without recourse for credit default. Sales typically were effected either as non-recourse whole-loan sales or through non-recourse proprietary securitizations. Conventional conforming single-family residential mortgage loans were sold predominately to two GSEs: the Federal National Mortgage Association ("Fannie Mae," "Fannie," or "FNMA"), and the Federal Home Loan Mortgage Corporation ("Freddie Mac," "Freddie," or "FHLMC"). Federally insured or guaranteed whole-loans were pooled, and payments to investors were guaranteed through the Government National Mortgage Association ("Ginnie Mae," "Ginnie," or "GNMA"). Collectively, Fannie Mae, Freddie Mac, and Ginnie Mae are referred to as the "Agencies." Many mortgage loan originations, especially those "nonconforming" mortgage loans that did not meet criteria for whole-loan sales to the GSEs or insurance through Ginnie Mae, were sold to investors, or certificate-holders, predominantly through First Horizon ("FH") branded proprietary securitizations but also, to a lesser extent, through whole-loan sales to private non-Agency purchasers. In addition, FHN originated with the intent to sell and sold HELOCs and second lien mortgages through whole-loan sales to private purchasers and, to a lesser extent, through FH proprietary securitizations.

On August 31, 2008 FHN sold its national mortgage origination and servicing platforms along with a portion of its servicing assets and obligations. This is sometimes referred to as the “2008 sale,” the “2008 divestiture,” the “platform sale,” or other similar terms. FHN contracted to have its remaining servicing obligations sub-serviced. Since the 2008 platform sale FHN has sold substantially all remaining servicing assets and obligations.

Loans Sold With Full or Limited Recourse

FHN also sold certain Agency mortgage loans with full recourse under agreements to repurchase the loans upon default. Loans sold with full recourse generally included mortgage loans sold to investors in the secondary market which were uninsurable under government mortgage loan programs due to issues associated with underwriting activities, documentation, or other concerns. For mortgage insured single-family residential loans, in the event of borrower nonperformance, FHN would assume losses to the extent they exceed the value of the collateral and private mortgage insurance (“MI”), the FHA insurance, or the Veteran’s Administration (“VA”) guaranty. FHN may absorb losses on these loans due to uncollected interest and foreclosure costs but has limited risk of credit losses in the event of foreclosure of the mortgage loan sold. Generally, the amount of recourse liability in the event of foreclosure is determined based upon the respective government program and/or the sale or disposal of the foreclosed property collateralizing the mortgage loan.

FHN also has potential loss exposure from claims that FHN violated FHA or VA requirements related to the origination of the loans and insurance or guarantee claims filed after origination in relation to the loans. Additional information concerning a pending investigation related to FHA-insured lending is provided in "Inquiry Regarding FHA-Insured Loans" above.

Unless otherwise noted, the remaining discussion under this section, “Legacy Home Loan Sales and Servicing,” excludes information concerning full or limited recourse loan sales.

Agency Whole-Loan Sales

Even though Agency loans were sold without recourse for credit loss, FHN may be obligated to either repurchase a loan for the unpaid principal balance ("UPB") or make the purchaser whole for the economic loss incurred if FHN breached representations or warranties made by FHN to the purchaser at the time of the sale. Such representations and warranties typically covered both substantive and process matters, such as the existence and sufficiency of file documentation and the absence of fraud by borrowers or other third parties such as appraisers. Since the mortgage platform sale in 2008 through December 31, 2014, Agencies, primarily the two GSEs, have accounted for the vast majority of repurchase/make-whole claims received.

In the fourth quarter of 2013 FHN entered into a definitive resolution agreement ("DRA") with Fannie Mae, and in the first quarter of 2014 FHN entered into a DRA with Freddie Mac, in each case resolving certain legacy selling representation and warranty repurchase obligations associated with loans originated from 2000 to 2008 excluding certain loans FHN no longer serviced at the time of the DRA. Under each DRA, FHN remains responsible for repurchase obligations related to certain excluded defects (such as title defects and violations of the GSE's Charter Act) and FHN continues to have obligations related to mortgage insurance rescissions, cancellations, and denials. With respect to loans where there has been a prior bulk sale of servicing, FHN is not responsible for mortgage insurance cancellations and denials to the extent attributable to the acts of the current servicer.

As a result of the DRAs, the repurchase pipeline overall is smaller, and the proportion of GSE-related repurchase requests in the pipeline also is smaller, than in periods pre-dating the DRAs. The repurchase liability FHN has recorded as of December 31, 2014 contemplates, among other things, estimates of FHN’s repurchase exposure related to loans excluded from the DRAs and estimates of FHN’s repurchase exposure related to certain other whole-loan sales. See "Other Whole-Loan Sales" and “Established Repurchase Liability” below for additional information.

Other Whole-Loan Sales

Prior to the 2008 divestiture FHN also sold first lien mortgage loans through whole-loan sales to non-Agency purchasers. FHN made contractual representations and warranties to the purchasers generally similar to those made to Agency purchasers. As of December 31, 2014, 45 percent of repurchase/make-whole claims in the pipeline relate to other whole-loan sales. These claims are included in FHN’s liability methodology and the assessment of the adequacy of the repurchase and foreclosure liability.

Many of these loans were included by the purchasers in their own securitizations, not using the First Horizon brand. FHN’s contractual representations and warranties to these loan purchasers generally included repurchase and indemnity covenants for losses and expenses applicable to the securitization caused by FHN’s breach. Currently the following categories of legal actions are pending which involve FHN and non-Agency whole-loan sales: (i) FHN has received indemnification requests from purchasers of loans or their assignees in cases where FHN is not a defendant; (ii) FHN has received subpoenas seeking loan reviews in cases where FHN is not a defendant; (iii) FHN has received repurchase or make-whole demands from purchasers or their assignees; and (iv) FHN is a defendant in certain legal actions involving FHN-originated loans. In some cases the loans to be reviewed, or which otherwise are at issue, have not been identified specifically. Assignees can include securitizers or securitization trustees, among others. A loan is included in the repurchase pipeline only when an identifiable demand for repurchase has been made outside of active litigation.

First Horizon Branded Proprietary Mortgage Securitizations

From 2005 through 2007 FHN originated and sold certain non-agency, nonconforming mortgage loans, consisting of Jumbo and Alternative-A (“Alt A”) first lien mortgage loans, to private investors through 80 proprietary securitization trusts under the FH brand. Securitized loans generally were sold indirectly to investors as interests, commonly known as certificates, in the trusts. The certificates were sold to a variety of investors, including GSEs in some cases, through securities offerings under a prospectus or other offering documents. In most cases, the certificates were tiered into different risk classes, with junior classes exposed to trust losses first and senior classes exposed after junior classes were exhausted. Through third quarter 2013, FHN continued to service substantially all of the remaining loans sold through FH proprietary securitizations. In 2013 FHN contracted to sell substantially all such servicing rights and obligations, with transfers occurring largely in fourth quarter 2013 and first quarter 2014. As of December 31, 2014, the aggregate remaining UPB in active FH proprietary securitizations from 2005 through 2007 was $6.1 billion consisting of $4.2 billion Alt-A mortgage loans and $1.9 billion Jumbo mortgage loans.

Representations and warranties were made to the securitization trustee, as the nominal purchaser of the loans, for the benefit of investors. As such, FHN has exposure to the trustee for repurchase of loans arising from claims that FHN breached its representations and warranties made at closing. As of December 31, 2014, the repurchase request pipeline contained no repurchase requests related to FH proprietary first lien securitizations based on breaches of representations and warranties to the trustee.

Unlike loans sold to GSEs, contractual representations and warranties for FH proprietary first lien securitizations do not include specific representations regarding the absence of other-party fraud or negligence in the underwriting or origination of the mortgage loans. Securitization documents typically provide the investors with a right to request that the trustee investigate and initiate repurchase of a mortgage loan if FHN breached certain representations and warranties made at the time the securitization closed and such breach materially and adversely affects the interests of the investors in such mortgage loan. The securitization documents do not require the trustee to make an investigation into the facts or matters stated in any investor request or notice unless requested in writing to do so by the holders of certificates evidencing not less than 25 percent of the voting rights allocated to each class of certificates. The certificate holders also may be required to indemnify the trustee for its costs related to investigations made in connection with repurchase actions.

GSEs and certain other quasi-governmental entities were among the purchasers of certificates in FH proprietary securitizations. As such, they are entitled to the benefits of the same representations and warranties as other investors. However, under federal law some entities of that sort are permitted to undertake, independently of other investors, reviews of FHN’s mortgage loan origination and servicing files. Such reviews are commenced using a subpoena process. If, because of such reviews, an entity determines there has been a breach of a representation or warranty that has had a material and adverse effect on the interests of the investors in any mortgage loan, the entity may attempt to persuade or compel enforcement of a repurchase obligation against FHN by the securitization trustee. As discussed in more detail below in "Other Government Entity Loan Reviews," FHN has received several such subpoenas.

The FH proprietary securitization trustee generally may initiate a loan review, without prior official action by investors, for the purpose of determining compliance with applicable representations and warranties with respect to any or all of the active FH proprietary securitizations. If non-compliance is discovered, the trustee may seek repurchase or other relief. In addition, FHN’s trustee is a defendant in a lawsuit in which the plaintiffs have asserted that the trustee has duties under federal law to review loans and otherwise act against FHN outside of the duties specified in the applicable trust documents. At December 31, 2014, FHN's trustee had made no claims against FHN and no litigation by the trustee was pending against FHN.

FHN is not able to estimate any liability for loan repurchase risk related to FH proprietary securitizations. FHN similarly is not able to estimate a range of reasonably possible losses associated with this risk, and no such amounts are included in the aggregate range discussed above. Those inabilities are due to significant uncertainties regarding: the absence of claims made; the nature and outcome of any claims process or related settlement discussions if pursued; the outcome of litigation if litigation is pursued; the identity and value of assets that FHN may be required to repurchase to the extent asset repurchase is sought; and the lack of precedent claims.

Also unlike loans sold to the GSEs, interests in securitized loans were sold as securities under prospectuses or other offering documents subject to the disclosure requirements of applicable federal and state securities laws. As an alternative to pursuing a claim for breach of representations and warranties through the trustee as mentioned above, an investor could pursue (and in certain cases mentioned below, have pursued or are pursuing) a claim alleging that the prospectus or other disclosure documents were deficient by containing materially false or misleading information or by omitting material information. A claim for such disclosure deficiencies typically could be brought under applicable federal or state securities statutes. Statutory remedies typically include rescission of the investment or monetary damages measured in relation to the original investment made. Any such statutory claim would be subject to applicable limitation periods and other statutory defenses. If a plaintiff properly made and proved its allegations, the plaintiff might attempt to claim that damages could include loss of market value on the investment even if there were little or no credit loss in the underlying loans. Claims based on alleged disclosure deficiencies also could be brought as traditional fraud or negligence claims with a wider scope of damages possible. Each investor could bring such a claim individually, without acting through the trustee to pursue a claim for breach of representations and warranties, and investors could attempt joint claims or attempt to pursue claims on a class-action basis. Claims of this sort have been resolved in a litigation context, unlike FHN's GSE repurchase experience, and several claims still are pending as mentioned above. FHN's analysis of loss content and establishment of appropriate liabilities in these cases follow principles and practices associated with litigation matters, including an analysis of available procedural and substantive defenses in each particular case, a determination of whether material loss is probable, and (if so) an estimation of the amount of ultimate loss, if any can be estimated. Alternatively, under applicable financial accounting guidance, a liability may be established or increased in the course of negotiations for settlement of a matter, whether or not a settlement results.

Other Government Entity Loan Reviews

Certain government entities acting on behalf of several purchasers of FH proprietary and other securitizations have subpoenaed information from FHN and others. The FHLB of San Francisco and FHLB of Atlanta have subpoenaed FHN for purposes of a loan origination review related to certain of their securitization investments. Collectively, the FHLB subpoenas seek information concerning a number of FH proprietary securitizations. In addition, the FDIC, acting on behalf of certain failed banks, has also subpoenaed FHN related to FH proprietary securitization investments by those institutions.

The FDIC and FHLB of San Francisco subpoenas also concern loans sold by FHN to non-Agency purchasers on a whole-loan basis which were included by those purchasers in non-FH securitizations. See "Other Whole-Loan Sales" above for additional information concerning loans originated and sold by FHN that were included in the purchasers' own securitizations. In addition, the FHLB of Seattle has subpoenaed FHN in connection with FHN-originated loans that were included in non-FH securitizations. The FDIC subpoena fails to identify the specific investments made by the failed banks. Other than the dollar amounts of those investments which are the subject of the FDIC's active litigation as receiver for Colonial Bank, FHN has limited information regarding at least some of the loans under review or the dollar amounts invested in relation to the FDIC and FHLB subpoenas. The FDIC subpoenas partially overlap with the ongoing litigation matters mentioned above under "Litigation - Loss Contingencies."

The subpoenas discussed above relate to ongoing reviews which ultimately could result in claims against FHN. The original and current certificate balances of the FH proprietary securitizations in which the FHLB of San Francisco invested are $501.1 million and $137.8 million, respectively. The original and current certificate balances of the FH proprietary securitizations in which the FHLB of Atlanta invested are $56.1 million and $6.7 million, respectively. There are limitations as to FHN's knowledge of the amount of FH proprietary securitizations investments that are subject to the FDIC and FHLB of San Francisco subpoenas. Since the reviews at this time are not repurchase claims, the associated loans are not considered part of the repurchase pipeline.

Private Mortgage Insurance

MI was required by GSE rules for certain of the loans sold to GSEs and was also provided for certain of the loans that were securitized. MI generally was provided for the first lien loans sold or securitized having a loan-to-value ratio at origination of greater than 80 percent. Although unresolved MI cancellation notices related to GSE-owned loans are not formal repurchase requests, FHN includes these in the active repurchase request pipeline to the extent they relate to securitized loans or are excluded from the DRA settlements with the GSEs mentioned above. FHN tracks and monitors MI cancellation notices received when assessing the overall adequacy of FHN's repurchase liability.

Established Repurchase Liability

Based on currently available information and experience to date, FHN has evaluated its loan repurchase exposure and has accrued for losses of $120.1 million and $165.8 million as of December 31, 2014 and 2013, respectively, including a smaller amount related to equity-lending junior lien loan sales. FHN used all available information to estimate losses related to potential repurchase obligations not included in the DRAs including future MI rescissions, prior bulk servicing sales where FHN is no longer the directly responsible party but still has repurchase obligations, and obligations related to certain other loan sales, including repurchase obligations related to non-GSE loan sales. Additionally, FHN continues to monitor claims included in the active pipeline, historical repurchase rates, and loss severities. Accrued liabilities for FHN’s estimate of these obligations are reflected in Other liabilities on the Consolidated Statements of Condition. Charges to increase the liability are included within Repurchase and foreclosure provision on the Consolidated Statements of Income. The estimates are based upon currently available information and fact patterns that exist as of the balance sheet dates and could be subject to future changes. Changes to any one of these factors could significantly impact the estimate of FHN's liability.

Servicing and Foreclosure Practices

Through third quarter 2013, FHN serviced a predominately first lien mortgage loan portfolio with an unpaid principal balance of approximately $15 billion as of September 30, 2013. In fourth quarter 2013 and first quarter 2014, sales of substantially all remaining servicing were consummated under a contract discussed below. As a result, the loan portfolio serviced by FHN at December 31, 2014 had an unpaid principal balance of $252.8 million.

Prior to those sales, a substantial portion of FHN's first lien portfolio was serviced through subservicing arrangements. FHN’s national mortgage and servicing platforms were sold in August 2008 and the related servicing activities, including foreclosure and loss mitigation practices, of the then-remaining portion of FHN’s mortgage servicing portfolio were outsourced through a three year subservicing arrangement (the “2008 subservicing agreement”) with the platform buyer (the “2008 subservicer”). FHN entered into a replacement agreement in 2011 with a new subservicer (the “2011 subservicer”). In third quarter 2013 FHN contracted to sell substantially all of its remaining servicing obligations and servicing assets (including advances) to the 2011 subservicer. Transfer of the servicing was substantially completed in during first quarter 2014. Servicing still retained by FHN continues to be subserviced by the 2011 subservicer.

FHN is subject to losses in its current and former loan servicing portfolio due to loan foreclosures. Foreclosure exposure arises from certain government agency agreements, as well as agreements with MI insurers, which limit the agency’s repayment guarantees on foreclosed loans and allow compensatory fees and penalties and curtailments of claims for violations of agreements or insurance policies, resulting in losses to the servicer. Foreclosure exposure also includes real estate costs, marketing costs, and costs to maintain properties, especially during protracted resale periods in geographic areas of the country negatively impacted by declining home values.

In 2011 regulators entered into consent decrees with several institutions, including FHN’s 2008 subservicer, requiring comprehensive revision of loan modification and foreclosure processes, including the remediation of borrowers that have experienced financial harm. In 2012 the 2008 subservicer, along with certain others, entered into a settlement agreement with the OCC which replaced the consent decree.

Under FHN’s 2008 subservicing agreement, the 2008 subservicer had the contractual right to follow FHN’s prior servicing practices as they existed 180 days prior to August 2008 until the 2008 subservicer became aware that such practices did not comply with applicable servicing requirements, subject to the subservicer’s obligation to follow accepted servicing practices, applicable law, and new requirements, including evolving interpretations of such practices, law and requirements. In the event of a dispute such as that described below between FHN and the 2008 subservicer over any liabilities for the subservicer’s servicing and management of foreclosure or loss mitigation processes, FHN cannot predict the costs that may be incurred.

FHN’s 2008 subservicer has presented invoices and made demands under the 2008 subservicing agreement that FHN pay certain costs related to tax service contracts, miscellaneous transfer costs, servicing timeline penalties, compensatory damages, and curtailments charged by GSEs and a government agency prior to FHN’s transfer of subservicing to its 2011 subservicer in the amount of $8.6 million. The 2008 subservicer also is seeking reimbursement from FHN for expenditures the 2008 subservicer has incurred or anticipates it will incur under the consent decree and supervisory guidance relating to foreclosure review (collectively, “foreclosure review expenditures”). The foreclosure review expenditures for which the 2008 subservicer has sought reimbursement total $34.9 million. Although the most recent request was made in 2012, additional reimbursement requests may be made. FHN disagrees with the 2008 subservicer's position and has made no reimbursements. In the event that the 2008 subservicer pursues its position through litigation, FHN believes it has meritorious defenses and intends to defend itself vigorously. FHN also believes that certain amounts billed to FHN by agencies for penalties and curtailments on claims by MI insurers for actions by the 2008 subservicer prior to the 2011 subservicing transfer but billed after that date are owed by the 2008 subservicer. This disagreement has the potential to result in litigation and, in any such future litigation, the claim against FHN may be substantial.

Other Disclosures - Visa Matters

FHN is a member of the Visa USA network. In October 2007, the Visa organization of affiliated entities completed a series of global restructuring transactions to combine its affiliated operating companies, including Visa USA, under a single holding company, Visa Inc. (“Visa”). Upon completion of the reorganization, the members of the Visa USA network remained contingently liable for certain Visa litigation matters (the "Covered Litigation"). Based on its proportionate membership share of Visa USA, FHN recognized a contingent liability in fourth quarter 2007 related to this contingent obligation. In March 2008, Visa completed its initial public offering (“IPO”) and funded an escrow account from its IPO proceeds to be used to make payments related to the Visa litigation matters. FHN received approximately 2.4 million Class B shares in conjunction with Visa’s IPO.

Conversion of these shares into Class A shares of Visa and, with limited exceptions, transfer of these shares is restricted until the final resolution of the covered litigation. In conjunction with the prior sales of Visa Class B shares in December 2010 and September 2011, FHN and the purchasers entered into derivative transactions whereby FHN will make, or receive, cash payments whenever the conversion ratio of the Visa Class B shares into Visa Class A shares is adjusted. The conversion ratio is adjusted when Visa deposits funds into the escrow account to cover certain litigation.

In July 2012, Visa and MasterCard announced a joint settlement (the "Settlement") related to the Payment Card Interchange matter, one of the Covered Litigation matters. Based on the amount of the Settlement attributable to Visa and an assessment of FHN's contingent liability accrued for Visa litigation matters, the Settlement did not have a material impact on FHN. In September 2014, Visa funded $450 million into the escrow account, and as a result FHN made a payment to the derivative counterparty of $2.4 million in October 2014. As of December 31, 2014, the conversion ratio is 41 percent, and the contingent liability is $.8 million. Future funding of the escrow would dilute this exchange rate by an amount that is not determinable at present.

As of December 31, 2014 and 2013, the derivative liabilities were $5.2 million and $2.9 million, respectively.

FHN now holds approximately 1.1 million Visa Class B shares. FHN’s Visa shares are not considered to be marketable and therefore are included in the Consolidated Statements of Condition at their historical cost of $0. The Settlement has been approved by the court but that approval has been appealed by certain of the plaintiffs. Accordingly, the outcome of this matter remains uncertain. Additionally, other Covered Litigation matters are also pending judicial resolution, including new matters filed by class members who opted-out of the Settlement. So long as any Covered Litigation matter remains pending, FHN's ability to transfer its Visa holdings continues to be restricted.

Other Disclosures – Indemnification Agreements and Guarantees

In the ordinary course of business, FHN enters into indemnification agreements for legal proceedings against its directors and officers and standard representations and warranties for underwriting agreements, merger and acquisition agreements, loan sales, contractual commitments, and various other business transactions or arrangements. The extent of FHN’s obligations under these agreements depends upon the occurrence of future events; therefore, it is not possible to estimate a maximum potential amount of payouts that could be required with such agreements.